ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

Scripps Safe Inc. (the “Company”), was formed under the laws of the state of Florida on October 1, 2012. On January 1, 2023 the Company entered into a share exchange agreement with Scripps Safe Inc. formed under the laws of the state of Delaware on August 23, 2021. The Company operates as a leader of pharmaceutical security and storage solutions to prevent drug diversions in the healthcare environment. The Company is located in Naples, Florida.

NOTE 1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

Scripps Safe Inc. (the “Company”), was formed under the laws of the state of Florida on October 1, 2012. On January 1, 2023 the Company entered into a share exchange agreement with Scripps Safe Inc. formed under the laws of the state of Delaware on August 23, 2021. The Company operates as a leader of pharmaceutical security and storage solutions to prevent drug diversions in the healthcare environment. The Company is located in Naples, Florida.